Note 5 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Federal
Current	$ (714,684)	$ 274,947
Deferred	(644,865)	(221,144)
Total Federal Taxes	(1,359,549)	53,803
State
Current		50,878
Deferred	(112,583)
Total State Taxes	(112,583)	50,878
Total	$ (1,472,132)	$ 104,681